Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenue	$ 56,590	$ 46,743
Operating costs and expenses:
Cost of revenue	16,689	15,681
Research and development	9,641	12,746
Selling, general and administrative	119,016	119,641
Intangible amortization	4,031	4,106
Legal settlements	(9,391)	0
Total operating costs and expenses	139,986	152,174
Loss from operations	(83,396)	(105,431)
Other (income) expense:
(Gain) loss on derivative liability	(17,378)	512
Change in fair value of debt and liability instruments	4,782	7,189
Interest expense, net	1,963	1,068
Loss on foreign currency exchange	45	118
Total other (income) expense	(10,588)	8,887
Loss before income taxes	(72,808)	(114,318)
Income tax (benefit) expense	(1)	13
Net loss	$ (72,807)	$ (114,331)
Earnings Per Share [Abstract]
Net loss per share attributable to common stockholders - basic	$ (0.56)	$ (1.28)
Net loss per share attributable to common stockholders - diluted	$ (0.61)	$ (1.28)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average number of shares during the period-basic	131,136	130,298
Weighted average number of shares during the period -diluted	134,075	130,298
Comprehensive loss:
Net loss	$ (72,807)	$ (114,331)
Other comprehensive income:
Changes in fair value attributable to instrument-specific credit risk	6,317	0
Total other comprehensive income	6,317	0
Comprehensive loss	$ (66,490)	$ (114,331)